SHARE-BASED COMPENSATION EXPENSES (Details 2)	1 Months Ended
	May 14, 2015	Feb. 20, 2012
Performance Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return		0.71%
Weighted average expected volatility		62.64%
Expected life (in years)		4 years 2 months 1 day
Expected ordinary dividend yield		0.00%
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)	5 years
Expected ordinary dividend yield	0.00%